Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
REVENUES:
Voyage revenue	$ 244,069	$ 238,403
EXPENSES:
Voyage expenses	(1,028)	(1,776)
Voyage expenses-related parties (Note 3)	(1,829)	(1,788)
Vessels' operating expenses	(59,780)	(59,905)
General and administrative expenses	(1,432)	(1,950)
General and administrative expenses - related parties (Note 3)	(6,633)	(500)
Management fees-related parties (Note 3)	(9,690)	(9,298)
Amortization of dry-docking and special survey costs (Note 7)	(3,583)	(3,796)
Depreciation (Notes 6, 11 and 20)	(50,411)	(51,818)
Amortization of prepaid lease rentals (Note 11)	$ (2,470)	(1,512)
Loss on sale / disposal of vessels, net (Note 6)		(2,903)
Foreign exchange gains / (losses), net	$ 230	(110)
Operating income	107,443	103,047
OTHER INCOME / (EXPENSES):
Interest income	732	291
Interest and finance costs (Note 16)	$ (49,743)	(48,362)
Swaps breakage costs (Note 18)		(10,192)
Equity loss on investments (Note 9)	$ (47)	(2,275)
Other, net (Note 9)	305	2,803
Gain on derivative instruments, net (Note 18)	11,923	1,901
Total other expenses	(36,830)	(55,834)
Net Income	70,613	47,213
Earnings allocated to Preferred Stock (Note 15)	(7,313)	(5,719)
Net income available to Common Stockholders	$ 63,300	$ 41,494
Earnings per common share, basic and diluted (Note 15)	$ 0.85	$ 0.55
Weighted average number of shares, basic and diluted	74,876,866	74,800,000